Fees Summary	Sep. 12, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 5,313,261,120.09
Previously Paid Amount	0.00
Total Fee Amount	733,761.36
Total Offset Amount	0.00
Net Fee	$ 733,761.36
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A